CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 546,164	$ 453,384
Accounts receivable, net	27,454	25,578
Inventories	21,621	23,881
Prepaid expenses	4,939	1,902
Due from related parties	$ 49,102	$ 52,572
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other current assets	$ 158,162	$ 113,650
Total current assets	807,442	670,967
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $1,539,705 (2024: $1,458,978)	3,284,665	3,290,309
Advances for vessels acquisition and vessels under construction	304,686	265,838
Deferred charges, net	64,079	58,759
Other non-current assets	60,288	57,781
Total non-current assets	3,713,718	3,672,687
Total assets	4,521,160	4,343,654
CURRENT LIABILITIES
Accounts payable	23,595	29,039
Accrued liabilities	23,385	23,644
Current portion of long-term debt, net	37,660	35,220
Unearned revenue	41,519	49,665
Other current liabilities	24,559	31,386
Total current liabilities	150,718	168,954
LONG-TERM LIABILITIES
Long-term debt, net	723,534	699,563
Unearned revenue, net of current portion	11,157	22,901
Other long-term liabilities	43,198	27,436
Total long-term liabilities	777,889	749,900
Total liabilities	928,607	918,854
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of June 30, 2025 and December 31, 2024)
Common stock (par value $0.01, 750,000,000 common shares authorized as of June 30, 2025 and December 31, 2024. 25,586,083 and 25,585,985 shares issued as of June 30, 2025 and December 31, 2024; and 18,309,654 and 18,987,616 shares outstanding as of June 30, 2025 and December 31, 2024)	183	190
Additional paid-in capital	601,653	650,864
Accumulated other comprehensive loss	(68,053)	(70,430)
Retained earnings	3,058,770	2,844,176
Total stockholders' equity	3,592,553	3,424,800
Total liabilities and stockholders' equity	$ 4,521,160	$ 4,343,654